Non-controllingInterests ('NCI') (Tables)	12 Months Ended
Mar. 31, 2021
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Summarized Financial Information of Subsidiaries of the Group that have Material Non-controlling Interests
The table below shows summarized financial information of subsidiaries of the Group that have material non-controlling
interests. The amounts are presented before inter-company eliminations.

	As at March 31, 2020
	( ₹ in million)
	HZL	BALCO	Others	Total
Current assets	248,153	27,235	33,886	309,274
Non-current assets	213,673	113,872	99,626	427,171
Current liabilities	53,035	62,034	31,544	146,613
Non-current liabilities	1,842	32,992	74,411	109,245
Equity attributable to equity holders of the Parent	264,198	23,501	27,514	315,213
Non-controlling interests*	142,751	22,580	4,043	169,374

*	₹ 4,000 million ($ 53 million) (loss) attributable to NCI of ASI transferred to put option liability as at March 31, 2020

	As at March 31, 2021
	( ₹ in million)
	HZL	BALCO	Others	Total
Current assets	245,694	28,748	41,604	316,046
Non-current assets	203,262	110,396	134,990	448,648
Current liabilities	77,512	53,990	37,575	169,077
Non-current liabilities	45,043	28,874	77,778	151,695
Equity attributable to equity holders of the Parent	211,900	28,703	59,236	299,839
Non-controlling interests*	114,501	27,577	7,374	149,452

*	₹ 5,369 million ($ 73 million) (loss) attributable to NCI of ASI transferred to put option liability as at March 31, 2021.

	As at March 31, 2021
	(US dollars In Million)
	HZL	BALCO	Others	Total
Current assets	3,359	393	569	4,321
Non-current assets	2,779	1,509	1,846	6,134
Current liabilities	1,060	738	514	2,312
Non-current liabilities	616	395	1,063	2,074
Equity attributable to equity holders of the Parent	2,897	392	810	4,099
Non-controlling interests	1,565	377	101	2,043

	For the Year Ended March 31, 2019
	( ₹ In Million)
	HZL	BALCO	Others	Total
Revenue	208,336	100,491	62,660	371,487
Expenses	(130,710)	(100,287)	(61,384)	(292,381)

Profit / (loss) for the year	77,626	204	1,276	79,106

Profit / (loss) attributable to equity holders of the Parent	50,396	104	2,152	52,652
Profit / (loss) attributable to non-controlling interests	27,230	100	(876)	26,454

Profit / (loss) for the year	77,626	204	1,276	79,106

Other comprehensive income / (loss) attributable to the equity holders of the Parent	246	(182)	(2,298)	(2,234)
Other comprehensive income / (loss) attributable to non-controlling interests	136	(174)	(795)	(833)

Other comprehensive income / (loss) during the year	382	(356)	(3,093)	(3,067)

Total comprehensive income / (loss) attributable to the equity holders of the Parent	50,642	(78)	(146)	50,418
Total comprehensive income / (loss) attributable to non-controlling interests	27,366	(74)	(1,671)	25,621

Total comprehensive income / (loss) during the year	78,008	(152)	(1,817)	76,039

Dividends paid / payable to non-controlling interests, including dividend tax	(35,739)	—	—	(35,739)

Net cash inflow from operating activities	87,806	20,610	14,272	122,688
Net cash (outflow) / inflow from investing activities	(10,917)	(5,735)	(19,027)	(35,679)
Net cash (outflow) / inflow from financing activities	(96,301)	(11,552)	6,712	(101,141)

Net cash (outflow) / inflow	(19,412)	3,323	1,957	(14,132)

	For the Year Ended March 31, 2020
	( ₹ In Million)
	HZL	BALCO	Others	Total
Revenue	183,321	87,465	65,667	336,453
Expenses	(115,651)	(89,262)	(74,126)	(279,039)
Profit / (loss) for the year	67,670	(1,797)	(8,459)	57,414
Profit / (loss) attributable to equity holders of the Parent	43,933	(916)	(4,751)	38,266
Profit / (loss) attributable to non-controlling interests	23,737	(881)	(3,708)	19,148

Profit / (loss) for the year	67,670	(1,797)	(8,459)	57,414

Other comprehensive income / (loss) attributable to the equity holders of the Parent	(649)	19	(2,102)	(2,732)
Other comprehensive income / (loss) attributable to non-controlling interests	(351)	18	(947)	(1,280)

Other comprehensive income / (loss) during the year	(1,000)	37	(3,049)	(4,012)

Total comprehensive income / (loss) attributable to the equity holders of the Parent	43,284	(897)	(6,853)	35,534
Total comprehensive income / (loss) attributable to non-controlling interests	23,386	(863)	(4,655)	17,868

Total comprehensive income / (loss) during the year	66,670	(1,760)	(11,508)	53,402

Net cash inflow / (outflow) from operating activities	74,282	1,069	7,017	82,368
Net cash (outflow) / inflow from investing activities	(36,247)	(1,904)	(6,204)	(44,355)
Net cash (outflow) / inflow from financing activities	(19,276)	(886)	(4,186)	(24,348)

Net cash inflow / (outflow)	18,759	(1,721)	(3,373)	13,665

	For the Year Ended March 31, 2021
	( ₹ In Million)
	HZL	BALCO	Others	Total
Revenue	220,704	96,879	77,202	394,785
Expenses	(141,492)	(86,221)	(43,423)	(271,136)

Profit / (loss) for the year	79,212	10,658	33,779	123,649

Profit / (loss) attributable to equity holders of the Parent	51,424	5,436	32,682	89,542
Profit / (loss) attributable to non-controlling interests	27,788	5,222	1,097	34,107

Profit / (loss) for the year	79,212	10,658	33,779	123,649

Other comprehensive income / (loss) attributable to the equity holders of the Parent	(28)	(235)	2,866	2,603
Other comprehensive income / (loss) attributable to non-controlling interests	(15)	(225)	1,180	940

Other comprehensive income / (loss) during the year	(43)	(460)	4,046	3,543

Total comprehensive income / (loss) attributable to the equity holders of the Parent	51,396	5,201	35,548	92,145
Total comprehensive income / (loss) attributable to non-controlling interests	27,773	4,997	2,277	35,047

Total comprehensive income / (loss) during the year	79,169	10,198	37,825	127,192

Dividends paid / payable to non-controlling interests, including dividend tax	(56,029)	—	—	(56,029)

Net cash inflow from operating activities	191,094	13,996	12,708	217,798
Net cash (outflow) / inflow from investing activities	(111,459)	(3,083)	(5,337)	(119,879)
Net cash (outflow) / inflow from financing activities	(95,286)	(11,463)	(6,763)	(113,512)

Net cash (outflow) / inflow	(15,651)	(550)	608	(15,593)

	For the Year Ended March 31, 2021
	(US dollars in million)
	HZL	BALCO	Others	Total
Revenue	3,018	1,325	1,056	5,399
Expenses	(1,935)	(1,179)	(594)	(3,708)

Profit / (loss) for the year	1,083	146	462	1,691

Profit / (loss) attributable to equity holders of the Parent	703	74	448	1,225
Profit / (loss) attributable to non-controlling interests	380	72	14	466

Profit / (loss) for the year	1,083	146	462	1,691

Other comprehensive income / (loss) attributable to the equity holders of the Parent	(0)	(3)	39	36
Other comprehensive income / (loss) attributable to non-controlling interests	(0)	(3)	16	13

Other comprehensive income / (loss) during the year	(0)	(6)	55	49

Total comprehensive income / (loss) attributable to the equity holders of the Parent	703	71	487	1,261
Total comprehensive income / (loss) attributable to non-controlling interests	380	68	31	479

Total comprehensive income / (loss) during the year	1,083	139	518	1,740

Dividends paid / payable to non-controlling interests, including dividend tax	(766)	—	—	(766)

Net cash inflow / (outflow) from operating activities	2,613	191	174	2,978
Net cash (outflow) / inflow from investing activities	(1,524)	(42)	(73)	(1,639)
Net cash (outflow) / inflow from financing activities	(1,303)	(157)	(92)	(1,552)

Net cash inflow / (outflow)	(214)	(8)	9	(213)

Effect of Changes in Ownership Interests in Subsidiaries that did not Result in a Loss of Control
The effect of changes in ownership interests in subsidiaries that did not result in a loss of control is as follows:

For the Year Ended March 31, 2019
( ₹ In Million)
	HZL	BALCO	Others	Total
Changes in NCI	—	—	—	—

For the Year Ended March 31, 2020
( ₹ In Million)
	HZL	BALCO	Others	Total
Changes in NCI	—	—	(2,342)	(2,342)

For the Year Ended March 31, 2021
( ₹ In Million)
	HZL	BALCO	Others	Total
Changes in NCI	—	—	—	—

For the Year Ended March 31, 2021
(US Dollars In Million)
	HZL	BALCO	Others	Total
Changes in NCI	—	—	—	—